Debt (Details Narrative) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 20, 2019	Jun. 05, 2018	Jun. 30, 2019	Dec. 31, 2018	May 23, 2019	May 05, 2019
Line of credit			$ 65,000
Interest rate			2.40%
Withdrawn term loan			$ 300,000
LIBOR Plus [Member] | Minimum [Member]
Interest rate	2.40%
LIBOR Plus [Member] | Maximum [Member]
Interest rate	2.70%
Term Loan [Member]
Term of agreement	2025
Revolving Credit Facility [Member]
Debt maturity date	May 06, 2023
Term of agreement	2023
Line of credit	$ 65,000
Commitment fee percentage	0.60%
Prepayment under revolving credit facility, description	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023
Hana Loan Agreement [Member]
Principal amount borrowed		$ 50,000
Debt maturity date		Dec. 17, 2018
Debt description		The Hana Loan had a scheduled maturity date of December 17, 2018 and was interest bearing, accruing interest at the greater of (i) an amount equal to $4.0 million or prorated if the loan was prepaid; and (ii) at a rate per annum equal to one-month Intercontinental Exchange LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid. The interest was payable in NESR ordinary shares or cash at the election of the lender.
Origination fee		$ 600
Ordinary shares		11.244
Number of shares issued in business combination		53,362
Modified Hana Loan [Member]
Debt periodic payment				$ 44,000
Secured Facilities Agreement [Member]
Term loan and revolving facilities	$ 525,000				$ 485,000	$ 450,000
Working capital facility	160,000					$ 30,100
Term loan amount	300,000
Service coverage ratio, description			The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. We are in compliance with all financial covenants as of June 30, 2019.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Working capital facility	30,100		$ 1,100
Utilized working capital facility			29,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | Qatar [Member]
Working capital facility	16,400
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UAE [Member]
Working capital facility	13,600
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | Kuwait [Member]
Working capital facility	100
Secured Facilities Agreement [Member] | Lenders [Member]
Working capital facility			66,900
Utilized working capital facility			$ 93,100
Line of credit, description			Letters of guarantee and letters of credit and refinancing letters of credit over a period of one year, which carries an interest rate equal to three-month U.S Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Incremental Facilities Agreement [Member]
Term loan and revolving facilities	$ 40,000				$ 35,000